Stockholders' Deficit (Details) - USD ($)																									3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 05, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 11, 2023	Dec. 01, 2022	Nov. 17, 2022	Oct. 03, 2022	Sep. 23, 2022	Sep. 16, 2022	Jul. 18, 2022	Jul. 14, 2022	Jul. 12, 2022	Jul. 01, 2022	Jun. 06, 2022	May 25, 2022	May 18, 2022	Mar. 25, 2022	Mar. 22, 2022	Feb. 02, 2022	Jan. 21, 2022	Dec. 17, 2021	Nov. 04, 2021	Sep. 30, 2021	Nov. 13, 2018	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Preferred stock designations amount (in Shares)																									2,999,750		2,999,750	2,999,750
Common stock dividend (in Dollars per share)																											$ 0.99	$ 0.99
Common stock, shares outstanding (in Shares)																												9,306,954	4,407,321
Number of shares available under plan (in Shares)																											100	100
Issuance of shares (in Shares)																				1,800,000					10,743,178		10,743,178	9,306,954	4,407,321
Common stock, par or stated value per share (in Dollars per share)																				$ 0.60					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Offering and received																							$ 250,000					$ 99,333
Shares of common stock (in Shares)								127,145	5,000,000	217,067	217,067	126,926		95,215	197,640	197,640
Common stock price per share (in Dollars per share)									$ 0.2
Common stock conversion (in Shares)																												2,090,007	1,124,318
Conversion of stock, amount converted								$ 15,000		$ 53,750	$ 53,750	$ 15,000		$ 15,000	$ 55,000	$ 55,000
Debt conversions																												$ 90,000	$ 222,000		$ 179,376
Shares issued (in Shares)																							36,821
Accrued compensation																							$ 92,723
Salary due																							26,947
Value amount																							119,670
Shares issued (in Shares)																									20,000		20,000	20,000		6,029,598
Warrants issued (in Shares)													2,240,000
Debt discounts																												$ 328	$ 21,940
Exercisable warrants price per share (in Dollars per share)																												$ 0.2
Exercisable warrants term																												7 years
Shares outstanding (in Shares)																									10,743,178		10,743,178	9,306,954	4,407,321
Reverse stock split																												On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split (the “Reverse Stock Split”). Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans.
GHS owning rate																								50.00%
Accrued expense																									$ 20,000		$ 20,000
Warrant [Member]
Stockholders’ Deficit [Line Items]
Shares issued (in Shares)													1,120,000
Debt discounts													$ 200,387
Legal Matter [Member]
Stockholders’ Deficit [Line Items]
Value amount																							$ 119,670
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Issuance of shares (in Shares)																												2,309,360			932,727
Common stock, shares issued (in Shares)																									503,497	1,129,887		2,090,007
Reverse stock split																											On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split
GHS Investments LLC [Member]
Stockholders’ Deficit [Line Items]
Registered common stock	$ 10,000,000																										$ 10,000,000
Market price percentage																									80.00%		80.00%
Purchase price percentage																											90.00%
Price per share (in Dollars per share)																									$ 0.0135		$ 0.0135
GHS owning rate																											4.99%
Trillium Partners LP [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)																			749,313
Cash payments																			$ 449,589
Trillium Partners LP [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares issued (in Shares)													1,120,000
Frondeur PartnersLLC [Member]
Stockholders’ Deficit [Line Items]
Common stock conversion (in Shares)		372,665	372,911	384,311	383,489	384,804	191,827
Principal amount		$ 15,000	$ 15,000	$ 15,000	$ 15,000	$ 15,000	$ 15,000
Frondeur PartnersLLC [Member] | Convertible Note [Member]
Stockholders’ Deficit [Line Items]
Accrued interest								$ 777				$ 744		$ 747
Frondeur PartnersLLC [Member] | Convertible Note Payable [Member]
Stockholders’ Deficit [Line Items]
Accrued interest		$ 871	$ 884	$ 921	$ 879	$ 945	$ 888
Geneva Roth Remark Holdings Inc [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock (in Shares)																	159,091	159,091		78,385	81,900	40,950
Conversion of stock, amount converted																	$ 50,000	$ 50,000		$ 53,750	$ 58,500	$ 58,500
Principal and accrued interest amount																	$ 0	0		0	0	0
Geneva Roth Remark Holdings Inc [Member] | Convertible Note [Member]
Stockholders’ Deficit [Line Items]
Accrued interest																		$ 2,500		$ 2,688	$ 2,925	$ 2,925
Diagonal Lending LLC [Member] | Convertible Note [Member]
Stockholders’ Deficit [Line Items]
Accrued interest										$ 2,688	$ 2,688				$ 2,750	$ 2,750
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																									5,000,000		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)																									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares designated (in Shares)																									250		250	250	250
Preferred stock, shares issued (in Shares)																									250		250	250	250
Preferred stock, shares outstanding (in Shares)																									250		250	250	250
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, par value (in Dollars per share)																									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)
Series A Preferred Stock [Member] | Board of Directors [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, par value (in Dollars per share)																									$ 0.0001		$ 0.0001
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Issuance of shares (in Shares)																												2,309,360
Common stock, shares issued (in Shares)																							100,000
Common Stock [Member] | Frondeur PartnersLLC [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares issued (in Shares)																												496,667
Employee Stock Option [Member]
Stockholders’ Deficit [Line Items]
Compensation and consulting expense																												$ 0	$ 69,108
Total unrecognized compensation																												$ 0	$ 0
Series A Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized (in Shares)																									5,000,000		5,000,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares outstanding (in Shares)																												9,306,954